UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note : This amendment is being filed to update the following:

Archer Balanced and Archer Income Fund disclosures related to restricted securities to include acquisition date and the cost of the security as prescribed under Regulation S-X.

Archer Balanced and Archer Income Fund disclosures related to variable rate securities descriptions to include the rate and spread as required by Regulation S-X Section 12.

The Certification accompanying the Registrant's form N-CSR, pursuant to 18 U.S.C. §1350, the Registrant identifying Troy C. Patton in the capacity in which he signs as its President and Chief Executive Officer and Umberto Anastasi as its Treasurer and Chief Financial Officer.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

February 28, 2018

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
20.29%
Exchange Traded Fund
2.52%
Municipal Bonds
5.61%
Real Estate Investment Trusts
1.26%
Preferred Securities
0.79%
Structured Notes
1.86%
Money Market Fund
2.09%
Common Stocks
65.58%

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 65.02%

Air Courier Services - 2.07%
3,000	FedEx Corp.	$ 739,230

Air Transportation, Scheduled - 1.26%
7,000	Alaska Air Group, Inc.	451,500

Aircraft - 2.23%
2,200	Boeing Co.	796,862

Aircraft Engines & Engine Parts - 1.88%
5,000	United Technologies Corp.	673,700

Beverages - 0.92%
3,000	PepsiCo, Inc.	329,190

Cable & Other Pay Television Services - 3.42%
11,000	Comcast Corp. Class A	398,310
8,000	Walt Disney Co.	825,280
		1,223,590
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.37%
7,300	The Kraft Heinz Co.	489,465

Commercial Banks, NEC - 1.86%
11,500	Toronto Dominion Bank (Canada)	666,655

Electric Services - 1.62%
3,800	NextEra Energy, Inc.	578,170

Electronic Computers - 1.64%
3,300	Apple, Inc.	587,796

Food & Kindred Products - 1.09%
4,900	Nestle S.A. ADR *	389,697

Footwear - 1.69%
9,000	Nike, Inc. Class B	603,270

Hospital & Medical Service Plans - 1.24%
2,500	Aetna, Inc.	442,650

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Instruments for Measurements & Testing of Electricity & Electric Signals - 1.90%
15,000	Teradyne, Inc.	$ 681,000

Life Insurance - 1.58%
5,300	Prudential Financial, Inc.	563,496

Motor Vehicle Parts & Accessories - 1.90%
4,500	Honeywell International, Inc.	679,995

National Commercial Banks - 7.22%
9,000	Citigroup, Inc.	679,410
7,100	JPMorgan Chase & Co.	820,050
10,500	US Bancorp.	570,780
8,800	Wells Fargo & Co.	514,008
		2,584,248
Natural Gas Transmission - 0.95%
21,000	Kinder Morgan, Inc.	340,200

Oil & Gas Filed Services, NBC - 0.92%
5,000	Schlumberger Ltd. (France)	328,200

Petroleum Refining - 0.94%
3,000	Chevron Corp.	335,760

Pharmaceutical Preparations - 6.53%
8,900	Bristol Myers Squibb Co.	589,180
4,000	Johnson & Johnson	519,520
9,000	Merck & Co., Inc.	487,980
16,000	Pfizer, Inc.	580,960
4,000	Sanofi ADR *	157,000
		2,334,640
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.59%
3,000	DowDuPont, Inc.	210,900

Railroads, Line-Haul Operating - 0.80%
2,200	Union Pacific Corp.	286,550

Retail - Drug Stores and Proprietary Stores - 1.33%
7,000	CVS Caremark Corp.	474,110

Retail - Eating & Drinking Places - 1.12%
7,000	Starbucks Corp.	399,700

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Retail - Lumber & Other Building Material Dealers - 2.04%
4,000	The Home Depot, Inc.	$ 729,080

Retail - Variety Stores - 1.38%
5,500	Wal-Mart Stores, Inc.	495,055

Semiconductors & Related Devices - 2.59%
6,700	Applied Materials, Inc.	385,853
2,200	Broadcom Ltd. (Singapore)	542,212
		928,065
Services - Business Services - 3.94%
4,500	Accenture Plc. Class A (Ireland)	724,545
3,900	MasterCard, Inc. Class A	685,464
		1,410,009
Services-Computer Programming, Data Processing, Etc. - 3.54%
500	Alphabet, Inc. Class A *	551,960
4,000	Facebook, Inc. Class A *	713,280
		1,265,240
Ship & Boat Building & Repairing - 1.87%
3,000	General Dynamics Corp.	667,350

Telephone Communications (No Radio Telephone) - 1.59%
15,700	AT&T, Inc.	569,910

TOTAL FOR COMMON STOCKS (Cost $16,521,130) - 65.02%		23,255,283

CORPORATE BONDS - 20.13% (a)

Agriculture Chemicals - 0.22%
75,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	79,968

Air Transportation, Scheduled - 0.42%
150,000	Southwest Airlines Co., 2.750%, 11/06/19	149,990

Banks & Financial Institutions - 0.14%
50,000	Societe Generale, 2.8947%, 3M USD LIBOR + 1.150%, 4/22/20 (France) (c)	50,154

Beverages - 0.41%
150,000	Dr. Pepper Snapple Group, Inc., 3.13%, 12/15/23	146,705

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Bituminous Coal & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/01/26	$ -

Computer Communications Equipment - 0.36%
125,000	Juniper Networks, Inc., 4.50%, 3/15/24	128,650

Computer Storage Devices - 0.47%
182,000	EMC Corp., 3.375%, 6/01/23	167,608

Crude Petroleum & Natural Gas - 0.41%
150,000	Murphy Oil Corp., 4.00%, 6/01/22	146,250

Dental Equipment & Supplies - 0.57%
200,000	DENTSPLY International, Inc., 4.125%, 8/15/21	204,620

Electric Services - 0.43%
150,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	153,154

Food & Kindred Products - 0.28%
100,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	101,774

Healthcare Providers & Services - 0.27%
100,000	Catholic Health Initiatives, 2.95%, 11/01/22	97,531

Malt Beverages - 0.91%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/01/21	326,902

Metal Mining - 0.28%
100,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	99,000

Miscellaneous Business Credit Institution - 0.28%
100,000	Ford Motor Credit Co. LLC., 3.13494%, 3M USD LIBOR + 1.250%, 11/20/18 (c)	100,177

Miscellaneous Manufacturing Industries - 0.29%
100,000	Hillenbrand, Inc., 5.50%, 7/15/20	105,262

Motor Vehicle Parts & Accessories - 0.56%
100,000	Honeywell International, Inc., 1.85%, 11/01/21	96,523
100,000	Lear Corp., 5.25%, 1/15/25	105,159
		201,682

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 2.36%
150,000	Banc of California, Inc., 5.25%, 4/15/25	$ 150,709
150,000	Citigroup, Inc., 2.40%, 2/18/20	148,590
450,000	Citigroup, Inc., 2.65%, 10/26/20	445,280
100,000	Old National Bancorp., 4.125%, 8/15/24	98,609
		843,188
Operative Builders - 0.57%
200,000	Lennar Corp., 4.875%, 12/15/23	202,750

Pharmaceutical Preparations - 0.68%
250,000	AbbVie, Inc., 2.90%, 11/06/22	244,428

Plastics Products, NEC - 0.29%
100,000	Newell Brands, Inc., 5.00%, 11/15/23	103,536

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	52,625

Property & Casualty Insurance - 0.64%
200,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	227,616

Real Estate - 0.44%
50,000	Aurora Military Housing, 5.35%, 12/15/25	52,398
104,862	Cibolo Canyon CTFS, 3.00%, 8/20/20 (b)	103,813
		156,211
Retail - Auto & Home Supply Stores - 0.29%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	105,308

Retail - Department Store - 0.85%
300,000	Dillards, Inc., 7.13%, 8/01/18	303,222

Retail - Drug Stores & Proprietary Stores - 0.49%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	175,230

Retail - Shoe Stores - 0.32%
100,000	Foot Locker, Inc., 8.50%, 1/15/22	115,500

Retail - Variety Stores - 0.57%
200,000	Wal-Mart Stores, Inc., 3.625%, 7/08/20	205,081

(b) Categorized as Level 3 of the fair value hierarchy.  Denotes a restricted security that either (a) cannot be offered for public sale without first under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  The restricted security being registered, or being able to take advantage of an exemption from registration, represents 0.29% of net assets.  Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Services - Business Services - 0.46%
170,000	EBay, Inc., 2.60%, 7/15/22	$ 164,368

Services - Computer Programming Services - 0.49%
175,000	VeriSign, Inc., 4.625%, 5/01/23	176,313

Services - Educational Services - 0.22%
75,000	Graham Holdings Co., 7.25%, 2/01/19	77,489

Services - General Medical & Surgical Hospitals - 0.29%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	105,250

Services - Personal Services - 0.67%
225,000	H&R Block, Inc., 5.50%,11/01/22	238,046

Services - Prepackaged Software - 1.51%
300,000	CA, Inc., 5.375%, 12/01/19	312,323
75,000	Symantec Corp., 3.95%, 6/15/22	75,037
150,000	Symantec Corp., 4.20%, 9/15/20	152,841
		540,201
Services - Video Tape Rental - 0.44%
150,000	Netflix, Inc., 5.375%, 2/01/21	155,812

Short-Term Business Credit Institutions - 0.28%
100,000	American Express Credit Corp., 2.60%, 9/14/20	99,077

State Commercial Banks - 0.73%
150,000	Bank of the Ozarks, 5.50%, 07/01/26	157,052
100,000	Home Bancshares, Inc., 5.625%, 3M USD LIBOR + 3.207%, 4/15/27 (c)	104,002
		261,054
Transportation Services - 0.30%
100,000	Expedia, Inc., 5.95%, 8/15/20	106,426

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.22%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	78,044

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.57%
200,000	LKQ Corp., 4.75%, 5/15/23	202,500

TOTAL FOR CORPORATE BONDS (Cost $7,244,418) - 20.13%		7,198,702

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED FUND - 2.49%
13,000	iShares US Preferred Stock ETF	$ 487,890
16,000	PowerShares Variable Rate Preferred ETF	404,640
TOTAL FOR EXCHANGE TRADED FUND (Cost $901,851) - 2.49%		892,530

MUNICIPAL BONDS - 5.56% (a)

Arizona - 0.32%
20,000	Arizona State University Build America Bond, 5.50%, 8/01/25	21,296
75,000	La Paz Cnty, AZ Indl. Dev. Auth., 5.40%, 12/01/20	68,525
25,000	Sedona, AZ Wastewater, 0.00%, 7/01/21	23,190
		113,011
California - 0.58%
30,000	California St. University Revenue Bond Series B, 2.785%, 11/01/22	30,099
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 8/15/19	96,168
20,000	Porterville Unified School District, 7.25%, 7/01/27	21,794
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/24	19,608
40,000	University Enterprises Inc. CA, 5.25%, 10/01/20	41,068
		208,737
Georgia - 0.43%
50,000	Atlanta Development Authority, 3.75%, 1/01/21	49,384
99,000	Georgia Loc. Govt., 4.75%, 6/1/28	103,743
		153,127
Illinois - 0.64%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	98,479
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/24	30,672
30,000	Illinois St., 5.877%, 3/01/19	30,726
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/21	69,997
		229,874
Indiana - 0.80%
135,000	Evansville, IN Vanderburgh Industry School Taxable Build American Bond, 6.15%, 7/15/27	143,579
70,000	Gary, IN Community School Bldg., 7.50%, 2/01/29	74,837
25,000	Indiana State University, 5.26%, 4/01/24	25,900
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.75%, 1/15/24	41,335
		285,651
Iowa - 0.42%
146,000	Tobacco Settlement Auth Iowa, 6.50%, 6/01/23	148,713

Kentucky - 0.15%
55,000	Louisville/Jefferson County Metro Government, 3.00%, 5/01/23	53,875

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Michigan - 0.30%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/27	$ 108,082

New Jersey - 0.58%
135,000	City of Wildwood, NJ, 4.00%, 11/01/21	137,863
60,000	New Brunswick, NJ Parking Authority, 8.42%, 9/01/40	67,997
		205,860
Ohio - 0.40%
25,000	City of Hamilton, OH Wastewater Systems Revenue, 6.11%, 10/01/18	26,424
110,000	Youngstown State University, 6.549%, 12/15/30	118,187
		144,611
Oklahoma - 0.10%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	37,013

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.80%, 5/01/25	31,265

South Carolina - 0.24%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	58,942
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/29	25,892
		84,834
Texas - 0.19%
25,000	Katy Texas Schools, 5.999%, 2/15/2030	26,757
15,000	Lubbock, TX Build America Bonds, 6.032%, 2/15/30	15,477
60,000	Reeves Cnty, TX Cops, 6.375%, 12/01/21	26,576
		68,810
Wisconsin - 0.32%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	114,140

TOTAL FOR MUNICIPAL BONDS (Cost $2,063,138) - 5.56%		1,987,603

REAL ESTATE INVESTMENT TRUSTS - 1.25%
18,000	Duke Realty Corp.	445,860
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $278,506) - 1.25%		445,860

PREFERRED SECURITIES - 0.78%

National Commercial Banks - 0.34%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	74,850
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/49	48,900
		123,750

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Telephone Communications (No Radio Telephone) - 0.44%
2,000	QWest Corp., 6.125%, 6/01/53	$ 41,000
3,000	QWest Corp., 6.50%, 9/01/56	64,530
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	50,900
		156,430

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.78%		280,180

STRUCTURED NOTES - 1.84% (a)

Commercial Banks, Nec - 0.99%
150,000	Barclays Bank Plc., 2.00%, 7/27/22 (United Kingdom) (c)	147,747
150,000	Barclays Bank Plc., 2.50%, 2/15/23 (United Kingdom) (c)	148,703
100,000	Barclays Bank Plc., 2.396%, 5/14/29 (United Kingdom) (c)	57,200
		353,650
National Commercial Banks - 0.46%
93,000	Citigroup, Inc., 3.00%, 3M LIBOR + 0.375%, 12/23/19 (c)	92,079
100,000	JP Morgan Chase Bank, 0.332%, 1/23/29 (c)	73,510
		165,589
Security Brokers, Dealers & Flotation Companies - 0.39%
125,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/28 (c)	90,136
50,000	Morgan Stanley, 3.00%, 11/09/19 (c)	50,375
		140,511

TOTAL FOR STRUCTURED NOTES (Cost $747,697) - 1.84%		659,750

MONEY MARKET FUND - 2.07%
741,029	Federated Treasury Obligation Fund - Institutional Shares 1.24% ** (Cost $741,029) - 2.07%	741,029

TOTAL INVESTMENTS (Cost $28,796,959) - 99.14%		35,460,937

OTHER ASSETS LESS LIABILITIES, NET - 0.86%		307,719

NET ASSETS - 100.00%		$ 35,768,656

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2018.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 59.00% (a)

Aerospace/Defense - Major Diversified - 0.68%
75,000	Exelis, Inc., 5.55%, 10/01/21	$ 80,603

Agriculture Chemicals - 0.45%
50,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	53,312

Banks & Financial Institutions - 0.42%
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/20 (France) (c)	50,154

Beverages - 0.83%
100,000	Dr. Pepper Snapple Group, Inc., 3.13%, 12/15/23	97,803

Biological Products (No Diagnostic Substances) - 1.90%
25,000	Amgen, Inc., 3.875%, 11/15/21	25,594
200,000	Biogen, Inc., 2.90%, 9/15/20	199,780
		225,374
Bituminous Coal & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/01/26	-

Commercial Service - Finance - 0.36%
800,000	GE Capital Corp., 8.87%, 6/02/18	42,763

Computer & Office Equipment - 0.88%
100,000	Hewlett-Packard, 4.375%, 9/15/21	103,916

Computer Communications Equipment - 1.08%
50,000	Cisco Systems, Inc., 4.95%, 2/15/19	51,165
75,000	Juniper Networks, Inc., 4.50%, 3/15/24	77,190
		128,355
Computer Storage Devices - 0.39%
50,000	EMC Corp., 3.375%, 6/01/23	46,046

Container & Packaging - 0.44%
50,000	Ball Corp., 5.00%, 3/15/22	51,875

Crude Petroleum & Natural Gas - 0.82%
100,000	Murphy Oil Corp., 4.00%, 6/01/22	97,500

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Dental Equipment & Supplies - 0.86%
100,000	DENTSPLY International, Inc., 4.125%, 8/15/21	$ 102,310

Distribution/Wholesale - 0.85%
100,000	Ingram Micro, Inc., 5.00%, 8/10/22	100,289

Electric & Other Services Combined - 1.22%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	53,162
100,000	PPL Energy Supply LLC., 4.60%, 12/15/21	91,500
		144,662
Electric Services - 1.25%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	51,051
100,000	Southern Co., 2.95%, 7/1/23	97,151
		148,202
Farm Machinery & Equipment - 0.89%
100,000	AGCO Corp., 5.875%, 12/1/21	105,918

Food & Kindred Products - 1.23%
80,000	Conagra Foods, Inc., 9.75%, 3/01/21	94,689
50,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	50,887
		145,576
General Building Contractors - Residential Buildings - 0.43%
50,000	Lennar Corp., 4.875%, 12/15/23	50,687

Hazardous Waste Management - 0.42%
50,000	Clean Harbors, Inc., 5.125%, 6/01/21	50,312

Healthcare Providers & Services - 0.41%
50,000	Catholic Health Initiatives, 2.95%, 11/01/22	48,765

Hospital & Medical Service Plans - 0.22%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,407

Hotels & Motels - 0.89%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	104,925

Metal Mining - 0.42%
50,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	49,500

Miscellaneous Business Credit Institution - 1.25%
50,000	Ford Motor Credit Co. LLC., 3.13494%, 3M LIBOR + 1.25%, 11/20/18 (c)	50,089
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27	98,181
		148,270

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Miscellaneous Manufacturing Industries - 0.67%
75,000	Hillenbrand, Inc., 5.50%, 7/15/20	$ 78,946

Motor Vehicle Parts & Accessories - 1.33%
100,000	Lear Corp., 5.375%, 3/15/24	104,974
50,000	Lear Corp., 5.25%, 1/15/25	52,579
		157,553
Multimedia - 0.44%
50,000	Time Warner, Inc., 4.75%, 3/29/21	52,375

National Commercial Banks - 2.10%
100,000	Banc of California, Inc., 5.25%, 4/15/25	100,472
50,000	Citigroup, Inc., 2.40%, 2/18/20	49,530
100,000	Old National Bancorp., 4.125%, 8/15/24	98,609
		248,611
Pharmaceutical Preparations - 0.41%
50,000	AbbVie, Inc., 2.90%, 11/06/22	48,885

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.18%
250,000	E.I. du Pont de Nemours & Co., 5.75%, 3/15/19	257,568

Plastics Products, NEC - 1.75%
200,000	Newell Brands, Inc., 5.00%, 11/15/23	207,071

Printed Circuit Boards - 0.44%
50,000	Jabil Circuit, 5.625%, 12/15/20	52,625

Property & Casualty Insurance - 1.44%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	170,712

Real Estate - 0.88%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/25	52,398
52,431	Cibolo Canyon CTFS, 3.00%, 8/20/20 (b)	51,907
		104,305
Retail - Auto & Home Supply Stores - 0.89%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	105,308

(b) Categorized as Level 3 of the fair value hierarchy.  Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  The restricted security represents 0.44% of net assets.  Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Retail - Department Stores - 2.21%
35,000	Dillards, Inc., 7.75%, 7/15/26	$ 39,517
220,000	Dillards, Inc., 7.13%, 8/01/18	222,363
		261,880
Retail - Drug Stores & Proprietary Stores - 4.17%
200,000	CVS Health Corp., 3.50%, 7/20/22	199,219
120,000	Express Scripts Holding Co., 2.25%, 6/15/19	119,091
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	175,230
		493,540
Retail - Shoe Stores - 1.46%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	173,250

Security Broker Dealers - 1.33%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	157,602

Services - Business Services - 1.51%
80,000	EBay, Inc., 2.60%, 7/15/22	77,350
100,000	Total System Services, Inc., 3.80%, 4/1/21	101,293
		178,643
Services - Computer Programming Services - 0.81%
95,000	VeriSign, Inc., 4.625%, 5/01/23	95,713

Services - Educational Services - 0.44%
50,000	Graham Holdings Co., 7.25%, 2/01/19	51,659

Services - General Medical & Surgical Hospitals, Nec - 0.89%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	105,250

Services - Medical Laboratories - 0.84%
100,000	Laboratories Corp. of America Holdings, Inc., 3.20%, 2/01/22	99,760

Services - Personal Services - 2.01%
225,000	H&R Block, Inc., 5.50%,11/01/22	238,046

Services - Prepackaged Software - 2.61%
200,000	CA, Inc., 5.375%, 12/01/19	208,215
50,000	Symantec Corp., 3.95%, 6/15/22	50,025
50,000	Symantec Corp., 4.20%, 9/15/20	50,947
		309,187
Services - Video Tape Rental - 0.88%
100,000	Netflix 5.375%, 2/1/21	103,875

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

State Commercial Banks - 1.76%
100,000	Bank of the Ozarks, 5.50%, 3M LIBOR + 3.935%, 07/01/26 (c)	$ 104,702
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.207%, 4/15/27 (c)	104,002
		208,704
Telephone Communications (No Radio Telephone) - 1.34%
100,000	AT&T, Inc., 3.00%, 2/15/22	98,800
50,000	Indiana Bell Tel Co. Inc., 7.30%, 8/15/26	59,817
		158,617
Television Broadcasting Stations - 0.52%
54,000	CBS Broadcasting, Inc., 7.125%, 11/1/23	60,937

Tires & Inner Tubes - 0.95%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	112,000

Transportation Services - 0.90%
100,000	Expedia, Inc. 5.95%, 8/15/20	106,426

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.44%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	52,030

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.43%
50,000	Anixter, Inc., 5.625%, 5/1/19	51,063

Wholesale - Groceries & Related Products - 1.52%
152,000	Sysco Corp., 6.50%, 8/1/28	180,273

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.86%
100,000	LKQ Corp., 4.75%, 5/15/23	101,250

TOTAL FOR CORPORATE BONDS (Cost $7,043,936) - 59.00%		6,986,188

EXCHANGE TRADED FUND - 1.17%
1,000	iShares US Preferred Stock ETF	37,530
4,000	PowerShares Variable Rate Preferred ETF	101,160
TOTAL FOR EXCHANGE TRADED FUND (Cost $140,179) - 1.17%		138,690

MUNICIPAL BONDS - 28.15% (a)

Arizona - 0.24%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/26	28,006

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

California - 3.08%
165,000	California State, 6.20%, 3/01/19	$ 171,029
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	55,716
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	106,053
30,000	San Luis Obispo Cnty., CA Pension Oblg., 7.45%, 9/1/19	31,815
		364,613
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Tax Increment Rev Taxable BAB Series B, 6.069%, 6/01/25	15,268

Connecticut - 0.46%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	54,432

Florida - 1.67%
35,000	Florida Atlantic University Finance Corp. 7.439%, 7/01/30	38,560
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	26,084
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,026
25,000	Miami-Dade County, FL, Spl Oblg Taxable-Cap Asset Acquisition Series B, 3.35%, 4/1/18	25,018
25,000	Orlando, FL, Commnunity Redevelopment Agency, 7.50%, 9/1/29	26,790
30,000	Osceola County, FL 6.02%, 10/01/26	31,406
		197,884
Georgia - 0.82%
45,000	Atlanta Development Authority, 3.75%, 1/01/21	44,445
50,000	Georgia Local Government, 4.75%, 6/01/28	52,395
		96,840
Illinois - 3.67%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	49,240
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	38,336
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	40,066
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,309
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/01/21	29,998
75,000	State of Illinois, 4.95%, 6/1/23	77,341
50,000	State of Illinois, 5.665%, 3/1/18	50,000
70,000	State of Illinois, 5.877%, 3/1/19	71,695
40,000	State of Illinois, 6.20%, 7/01/21	41,740
20,000	State of Illinois Taxable-Pension UTGO, 4.35%, 6/1/18	20,075
		434,800
Indiana - 7.07%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	133,179
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	26,161
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	37,769

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Indiana - (Continued)
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	$ 87,648
165,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 5.90%, 7/15/26	175,095
100,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 6.15%, 7/15/27	106,355
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,360
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,198
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	69,477
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	50,479
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	51,338
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.28%, 7/15/29	42,841
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	21,659
		836,559
Iowa - 0.86%
64,000	Iowa Tobacco Settlement Authority, 6.50%, 6/01/23	65,189
35,000	State of Iowa, 6.75%, 6/01/34	36,717
		101,906
Kentucky - 0.18%
20,000	Kentucky St Mun Pwr Agy, 5.91%, 9/1/25	21,039

Louisiana - 0.17%
20,000	Louisiana State Local Gov't Envt, 5.75%, 9/01/2019	20,067

Michigan - 0.69%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/01/19	45,702
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	36,542
		82,244
Maryland - 0.65%
40,000	Prince Georges County, MD, 6.169, 10/15/29	42,220
35,000	Worcester County, MD, 2.50%, 12/01/18	35,084
		77,304
Minnesota - 0.13%
15,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 2/01/19	15,504

Mississippi - 0.17%
20,000	Jackson, MS Mun Arpt Auth. Series C, 4.90%, 10/01/21	20,493

Missouri - 0.84%
50,000	County of St. Louis, MO, 5.45%, 12/01/31	53,141
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,602
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	25,940
		99,683

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Nevada - 0.45%
50,000	County of Clark, NV, 6.36%, 11/01/24	$ 53,069

New Jersey - 2.27%
100,000	City of Wildwood, NJ, 4.00%, 11/01/21	102,121
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	95,730
65,000	Hudson County, NJ 6.89%, 3/01/26	71,223
		269,074
New York - 1.33%
50,000	Erie County, NY Tobacco Asset Corp, 6.00%, 6/01/28	49,999
75,000	Nassau County, NY Series F, 6.80%, 10/01/27	81,239
25,000	New York, NY, BAB, 6.435%, 12/1/35	26,438
		157,676
Ohio - 0.77%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	32,544
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	58,924
		91,468
Oklahoma - 0.53%
35,000	Caddo County, OK Gov't Bldg., 5.858%, 9/01/25	35,121
25,000	Garfield County, OK, 6.00%, 9/1/24	27,156
		62,277
Oregon - 0.24%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	27,912

Texas - 1.01%
25,000	City of Irving, TX, 5.657%, 8/15/23	25,643
50,000	North Texas Tollway Authority, 8.41%, 2/01/30	63,630
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	17,718
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	12,325
		119,316
Virginia - 0.13%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	15,506

Wisconsin - 0.59%
70,000	Public Finance Authority, WI, 5.75%, 6/01/23	69,792

TOTAL FOR MUNICIPAL BONDS (Cost $3,431,813) - 28.15%		3,332,732

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

PREFERRED SECURITIES - 1.30%

Electric Services - 0.44%
50,000	Edison International, PFD 6.25%, 3M USD LIBOR + 4.199%, 8/01/49 Series E (c)	$ 52,350

Telephone Communications (No Radio Telephone) - 0.86%
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	101,800

TOTAL FOR PREFERRED SECURITIES (Cost $150,992) - 1.30%		154,150

REAL ESTATE INVESTMENT TRUSTS - 0.45%
2,000	Digital Realty Trust, PFD 7.375% Series H	53,000
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $50,000) - 0.45%		53,000

STRUCTURED NOTES - 6.90% (a)

Commercial Banks, Nec - 1.27%
100,000	Barclays Bank Plc., 2.00%, 7/27/22 (United Kingdom) (c)	98,498
50,000	Barclays Bank Plc., 2.396%, 5/14/29 (United Kingdom) (c)	28,600
50,000	Lloyds Bank PLC., 1.24%, 7/05/2033 (United Kingdom) (c)	22,850
		149,948
National Commercial Banks - 0.93%
82,000	Bank of America Corp., 1.24%, 6/24/30 (c)	55,030
80,000	Bank of America Corp., 1.084%, 7/14/31 (c)	54,800
		109,830
Security Brokers, Dealers & Flotation Companies - 3.42%
75,000	Goldman Sachs Group, Inc., 1.424%, 9/5/28 (c)	52,106
100,000	Goldman Sachs Group, Inc., 1.6182%, 12/13/28 (c)	69,300
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/28 (c)	86,531
50,000	JPMorgan Chase & Co., 0.332%, 1/23/29 (c)	36,755
50,000	Morgan Stanley, 3.00%, 11/09/19 (c)	50,375
25,000	Morgan Stanley, 2.245%, 1/30/35 (c)	16,813
113,000	Morgan Stanley, 4.49%, 6/30/30 (c)	93,275
		405,155
State Commercial Banks - 1.28%
155,000	Bank of Nova Scotia, 3.00%, 5/29/24 (c)	152,014

TOTAL FOR STRUCTURED NOTES (Cost $982,991) - 6.90%		816,947

(a) With the exception of Cibolo Canyon, all Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(c) Variable or floating rate security. The stated rate represents the rate at February 28, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 1.87%
221,706	Federated Treasury Obligation Fund - Institutional Shares 1.24% ** (Cost $221,706) - 7.04%	$ 221,706

TOTAL INVESTMENTS (Cost $12,021,617) - 98.84%		11,703,413

OTHER ASSETS LESS LIABILITIES, NET - 1.16%		137,277

NET ASSETS - 100.00%		$ 11,840,690

** Variable rate security; the coupon rate shown represents the yield at February 28, 2018.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 98.96%

Accident & Health Insurance - 1.88%
3,400	Aflac, Inc.	$ 302,192

Air Courier Services - 2.15%
1,400	FedEx Corp.	344,974

Aircraft Part & Auxiliary Equipment - 2.33%
4,100	Spirit Aerosystems Holdings, Inc. Class A	374,289

Air Transportation - 1.80%
5,000	Southwest Airlines Co.	289,200

Biological Products (No Diagnostic Substances) - 1.86%
3,800	Gilead Sciences, Inc.	299,174

Business Services - 2.52%
3,300	Visa, Inc. Class A	405,702

Cable & Other Pay Television Services - 1.87%
9,000	Viacom, Inc.	300,060

Computer & Office Equipment - 2.06%
7,400	Cisco Systems, Inc.	331,372

Crude Petroleum & Natural Gas - 1.09%
13,000	Midstates Petroleum Co., Inc. *	175,240

Electrical Work - 1.71%
8,000	Quanta Services, Inc. *	275,520

Electronic Components & Accessories - 1.64%
11,000	Control4 Corp. *	264,440

Electronic Computers - 2.22%
2,000	Apple, Inc.	356,240

Fire, Marine & Casualty Insurance - 2.19%
1,700	Berkshire Hathaway, Inc. Class B *	352,240

Food & Kindred Products - 1.75%
6,400	Mondelez International, Inc.	280,960

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Hospital & Medical Service Plans - 2.02%
3,200	Centene Corp. *	$ 324,544

Industrial Instruments for Measurement, Display & Control - 2.35%
3,400	MKS Instruments, Inc.	378,590

Industrial Organic Chemicals - 2.36%
3,500	Westlake Chemicals Co.	378,910

Measuring & Controlling Devices - 2.33%
1,800	Thermo Fisher Scientific, Inc.	375,444

Motor Homes - 2.09%
2,600	Thor Industries, Inc.	335,400

Motor Vehicle Parts & Accessories - 2.32%
2,000	Lear Corp.	373,140

National Commercial Banks - 8.45%
5,600	BB&T Corp.	304,360
6,100	FCB Financial Holdings, Inc. *	327,265
3,100	JP Morgan Chase & Co.	358,050
6,700	Zions Bancorp.	368,299
		1,357,974
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.08%
2,500	Edwards Lifesciences Corp. *	334,175

Petroleum Refining - 2.36%
4,200	Valero Energy Corp.	379,764

Pharmaceutical Preparations - 3.87%
2,300	Jazz Pharmaceuticals Plc. (Ireland) *	333,040
10,000	Roche Holding, Ltd. ADR *	289,100
		622,140
Retail - Drug Stores and Proprietary Stores - 1.85%
4,400	CVS Health Corp.	298,012

Retail - Grocery Stores - 1.91%
11,300	Kroger Co.	306,456

Retail - Lumber & Other Building Materials Dealers - 2.12%
3,800	Lowe's Companies, Inc.	340,442

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Retail - Retail Stores - 1.64%
1,300	Ulta Beauty, Inc. *	$ 264,355

Retail - Variety Stores - 2.18%
3,700	Dollar General Corp.	349,983

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.30%
1,700	Raytheon Co.	369,767

Semiconductors, Integrated Circuits & Related Services - 1.83%
2,700	Skyworks Solutions, Inc.	294,975

Services - Business Services - 1.96%
4,700	MAXIMUS, Inc.	314,806

Services - Computer Programming, Data Processing - 4.06%
300	Alphabet, Inc. Class A *	331,176
1,800	Facebook, Inc. Class A *	320,976
		652,152
Services - Educational Services - 2.01%
3,300	Grand Canyon Education, Inc. *	323,895

Services - Equipment Rental & Leasing, Nec - 1.96%
1,800	United Rentals, Inc. *	315,162

Services - Help Supply Services - 2.66%
7,700	AMN Healthcare Services, Inc. *	428,505

Services - Medical Laboratories - 1.93%
1,800	Laboratory Corp. of America Holdings *	310,860

Services - Miscellaneous Health & Allied Services - 2.11%
3,000	ICON Plc. (Ireland) *	339,930

Services - Prepackaged Software - 4.01%
2,500	Check Point Software Technologies, Ltd. (Israel) *	259,725
4,100	Microsoft Corp.	384,457
		644,182
State Commercial Banks - 1.88%
4,600	East West Bancorp, Inc.	301,530

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Telephone & Telegraph Apparatus - 1.84%
5,300	Netgear, Inc. *	$ 295,475

Tires & Inner Tubes - 1.58%
8,800	Goodyear Tire & Rubber Co.	254,672

Water Transportation - 1.83%
4,400	Carnival Corp.	294,404

TOTAL FOR COMMON STOCKS (Cost $11,456,290) - 98.96%		15,911,247

MONEY MARKET FUND - 1.56%
250,708	Federated Treasury Obligation Fund - Institutional Shares 1.24% ** (Cost $250,708)	250,708

TOTAL INVESTMENTS (Cost $11,706,998) - 100.52%		16,161,955

LIABILITIES LESS OTHER ASSETS, NET - (0.52)%		(82,769)

NET ASSETS - 100.00%		$ 16,079,186

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2018.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 83.22%

Commercial Banks - 1.83%
2,925	Canadian Imperial Bank of Commerce (Canada)	$ 266,906

Communications Equipment - 2.05%
4,600	QUALCOMM, Inc.	299,000

Computer & Office Equipment - 2.64%
8,600	Cisco Systems, Inc.	385,108

Computer Storage Devices - 2.19%
6,000	Seagate Technology Plc. (Ireland)	320,400

Converted Paper & Paperboard Products (No Container/Boxes) - 2.20%
2,000	Kimberly Clark Corp.	321,668

Crude Petroleum & Natural Gas - 5.66%
4,000	Occidental Petroleum Corp.	262,400
5,300	Total S.A. (France)	300,457
8,000	Vermilion Energy, Inc.	263,440
		826,297
Electric & Other Services Combined - 3.58%
3,500	Duke Energy Corp.	263,690
7,000	Exelon Corp.	259,280
		522,970
Electric Services - 7.13%
8,900	CenterPoint Energy, Inc.	240,745
3,900	Entergy Corp.	295,698
15,000	NRG Yield, Inc.	234,750
9,400	PPL Corp.	269,310
		1,040,503
Grain Mill Products - 2.18%
6,300	General Mills, Inc.	318,465

Guided Missiles & Space Vehicles & Parts - 2.41%
1,000	Lockheed Martin Corp.	352,440

Insurance Agents Brokers & Services - 2.56%
5,400	Arthur J Gallagher & Co.	373,194

Investment Advice - 2.03%
5,500	Lazard Ltd. Class A (Bermuda)	296,835

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.78%
4,300	Compass Minerals International, Inc.	$ 259,290

Motor Vehicles & Passengers Car Bodies - 1.58%
21,700	Ford Motor Co.	230,237

National Commercial Banks - 10.13%
2,850	Cullen/Frost Bankers, Inc.	296,372
5,200	PacWest Bancorp	271,128
8,500	Peoples Bancorp., Inc.	293,165
4,500	Suntrust Banks, Inc.	314,280
16,000	UBS Group AG (Switzerland) *	303,520
		1,478,465
Petroleum Refining - 4.35%
2,600	Chevron Corp.	290,992
3,800	Valero Energy Corp.	343,596
		634,588
Pharmaceutical Preparations - 10.30%
3,800	AbbVie, Inc.	440,154
6,500	GlaxoSmithKline Plc. ADR	236,015
5,100	Merck & Co., Inc.	276,522
8,600	Pfizer, Inc.	312,266
6,100	Sanofi SA ADR *	239,425
		1,504,382
Plastic, Materials, Synth Resins & Nonv - 2.09%
4,350	Dow Chemical Co.	305,805

Retail-Department Stores - 2.35%
5,200	Kohls Corp.	343,668

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.43%
6,000	Garmin Ltd. (Switzerland)	355,440

Semiconductors & Related Devices - 2.36%
7,000	Intel Corp.	345,030

Services - Equipment Rental & Leasing, Nec - 1.47%
7,500	Triton International Ltd. (Bermuda)	213,900

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares/Principal		Value

Telephone Communications - 6.24%
8,300	AT&T, Inc.	$ 301,290
7,400	BCE, Inc.	322,862
6,000	Verizon Communications, Inc.	286,440
		910,592
Trucking & Courier Services - 1.68%
2,350	United Parcel Service, Inc. Class B	245,363

TOTAL FOR COMMON STOCKS (Cost $11,249,209) - 83.22%		12,150,546

REAL ESTATE INVESTMENT TRUSTS - 15.42%
3,600	CorEngergy Infrastructure Trust, Inc.	129,132
2,000	Crown Castle International Corp.	220,120
2,400	Digital Realty Trust, Inc.	241,536
8,000	Education Realty Trust, Inc.	249,120
7,300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	128,480
8,500	Healthcare Trust of America, Inc.	211,225
13,450	Host Hotels & Resorts, Inc.	249,632
13,200	Tanger Factory Outlet Centers, Inc.	294,624
4,200	W.P. Carey, Inc.	251,664
7,850	Weyerhaeuser Co.	274,986
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,357,781) - 15.42%		2,250,519

MONEY MARKET FUND - 2.63%
384,421	Federated Treasury Obligation Fund - Institutional Shares 1.24% ** (Cost $384,421)	384,421

TOTAL INVESTMENTS (Cost $13,991,411) - 101.27%		14,785,486

LIABILITIES LESS OTHER ASSETS, NET - (1.27)%		(186,122)

NET ASSETS - 100.00%		$ 14,599,364

** Variable rate security; the coupon rate shown represents the yield at February 28, 2018.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2018 (UNAUDITED)

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Assets:
Investments in Securities, at Value (Cost $28,796,959, $12,021,617, $11,706,998, and $13,991,411, respectively)	$35,460,937	$ 11,703,413	$16,161,955	$14,785,486
Cash	306,357	-	52,410	50,345
Receivables:
Shareholder Subscriptions	10,774	3,114	4,901	5,072
Interest	97,047	127,466	266	256
Dividend	47,319	411	16,141	58,806
Due from Advisor	-	2,906	-	1,863
Prepaid Expenses	14,022	18,222	17,009	11,400
Total Assets	35,936,456	11,855,532	16,252,682	14,913,228
Liabilities:
Payables:
Securities Purchased	130,694	-	127,855	300,457
Shareholder Redemptions	-	2,993	28,754	-
Due to Advisor	8,835	-	1,787	-
Due to Administrator	13,657	4,539	6,167	5,669
Due to Trustees	1,079	765	673	611
Due to Transfer Agent	3,344	2,375	2,525	2,525
Accrued Expenses	10,191	4,170	5,735	4,602
Total Liabilities	167,800	14,842	173,496	313,864
Net Assets	$35,768,656	$ 11,840,690	$16,079,186	$14,599,364

Net Assets Consist of:
Paid In Capital	$28,792,145	$ 12,456,985	$11,503,666	$13,883,423
Undistributed Net Investment Income (Loss)	92,330	(1,762)	(66,581)	37,840
Accumulated Net Realized Gain (Loss) on Investments	220,203	(296,329)	187,144	(115,974)
Net Unrealized Appreciation (Depreciation) in Value of Investments	6,663,978	(318,204)	4,454,957	794,075
Net Assets (unlimited shares authorized; 2,758,428, 623,693, 335,786, and 690,165 shares outstanding, respectively)
	$35,768,656	$ 11,840,690	$16,079,186	$14,599,364
Net Asset Value and Offering Price Per Share	$ 12.97	$ 18.98	$ 47.89	$ 21.15

Redemption Price Per Share ($12.97 x 0.99),
($18.98 x 0.99), ($47.89 x 0.99), & ($21.15 x 0.99), respectively *	$ 12.84	$ 18.79	$ 47.41	$ 20.94

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER  FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Dividends (net of foreign withholding taxes of $1,644, $0, $0, and $2,739, respectively)	$ 260,535	$ 11,802	$ 70,318	$ 267,704
Interest	168,522	216,274	1,456	2,078
Total Investment Income	429,057	228,076	71,774	269,782

Expenses:
Advisory Fees (a)	130,489	30,470	57,577	52,839
Administrative (a)	86,992	30,470	38,385	35,226
Transfer Agent	21,819	15,804	16,168	16,003
Registration	13,911	10,910	10,938	16,023
Legal	8,968	3,561	3,968	3,851
Audit	7,995	1,864	4,156	3,901
Compliance	468	168	203	184
Custody	3,993	2,868	1,991	1,991
Trustee	2,438	1,295	1,273	1,098
Miscellaneous	3,977	3,326	890	1,624
Insurance	1,601	589	657	660
Printing and Mailing	2,004	830	1,042	893
Total Expenses	284,655	102,155	137,248	134,293
Fees Waived and Reimbursed by the Advisor (a)	(75,873)	(43,654)	(35,196)	(65,250)
Net Expenses	208,782	58,501	102,052	69,043

Net Investment Income (Loss)	220,275	169,575	(30,278)	200,739

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments and Foreign Currency Transactions	228,988	12,870	212,992	121,662
Capital Gain Distributions from Portfolio Companies	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Structured Notes	(29,699)	(84,020)	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,067,263	(215,196)	1,503,810	428,271
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,266,552	(286,346)	1,716,802	549,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,486,827	$(116,771)	$1,686,524	$ 750,672

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2018	Year Ended 8/31/2017

Increase in Net Assets From Operations:
Net Investment Income	$ 220,275	$ 486,292
Net Realized Gain on Investments and Foreign Currency Transactions	228,988	876,847
Capital Gain Distributions from Portfolio Companies	-	3,662
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	1,037,564	1,465,953
Net Increase in Net Assets Resulting from Operations	1,486,827	2,832,754

Distributions to Shareholders:
Net Investment Income	(226,895)	(479,187)
Realized Gain	(575,198)	(193,940)
Total Distributions	(802,093)	(673,127)

Capital Share Transactions:
Proceeds from Sale of Shares	3,892,648	7,174,241
Shares Issued on Reinvestment of Dividends	734,397	629,479
Early Redemption Fees (Note 2)	222	1,296
Cost of Shares Redeemed	(3,224,658)	(5,808,875)
Net Increase from Capital Share Transactions	1,402,609	1,996,141

Net Assets:
Net Increase in Net Assets	2,087,343	4,155,768
Beginning of Period	33,681,313	29,525,545
End of Period (Including Accumulated Undistributed Net
Investment Income of $92,330 and $98,950 respectively)	$35,768,656	$33,681,313

Share Transactions:
Shares Sold	298,326	589,743
Shares Issued on Reinvestment of Dividends	56,319	52,309
Shares Redeemed	(245,328)	(484,461)
Net Increase in Shares	109,317	157,591
Outstanding at Beginning of Period	2,649,111	2,491,520
Outstanding at End of Period	2,758,428	2,649,111

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2018	Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 169,575	$ 339,587
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	12,870	(122,738)
Capital Gain Distributions from Portfolio Companies	-	-
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(299,216)	(19,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	(116,771)	197,086

Distributions to Shareholders:
Net Investment Income	(171,052)	(342,243)
Total Distributions	(171,052)	(342,243)

Capital Share Transactions:
Proceeds from Sale of Shares	1,711,222	3,962,219
Shares Issued on Reinvestment of Dividends	159,088	317,948
Early Redemption Fees (Note 2)	105	534
Cost of Shares Redeemed	(2,084,469)	(3,766,429)
Net Increase (Decrease) from Capital Share Transactions	(214,054)	514,272

Net Assets:
Net Increase (Decrease) in Net Assets	(501,877)	369,115
Beginning of Period	12,342,567	11,973,452
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(1,762) and $(285), respectively)	$ 11,840,690	$12,342,567

Share Transactions:
Shares Sold	88,731	203,883
Shares Issued on Reinvestment of Dividends	8,263	16,395
Shares Redeemed	(108,136)	(193,046)
Net Increase (Decrease) in Shares	(11,142)	27,232
Outstanding at Beginning of Period	634,835	607,603
Outstanding at End of Period	623,693	634,835

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2018	Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (30,278)	$ (63,289)
Net Realized Gain on Investments	212,992	321,205
Capital Gain Distributions from Portfolio Companies	-	210
Net Change in Unrealized Appreciation on Investments	1,503,810	1,135,644
Net Increase in Net Assets Resulting from Operations	1,686,524	1,393,770

Distributions to Shareholders:
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,586,636	3,363,442
Shares Issued on Reinvestment of Dividends	-	-
Early Redemption Fees (Note 2)	148	368
Cost of Shares Redeemed	(1,536,155)	(3,852,792)
Net Increase (Decrease) from Capital Share Transactions	50,629	(488,982)

Net Assets:
Net Increase in Net Assets	1,737,153	904,788
Beginning of Period	14,342,033	13,437,245
End of Period (Including Accumulated Undistributed Net
Investment Loss of ($66,581) and ($36,303), respectively)	$ 16,079,186	$14,342,033

Share Transactions:
Shares Sold	34,035	83,910
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(32,763)	(98,706)
Net Increase (Decrease) in Shares	1,272	(14,796)
Outstanding at Beginning of Period	334,514	349,310
Outstanding at End of Period	335,786	334,514

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2018	Year Ended * 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 200,739	$ 334,456
Net Realized Gain (Loss) on Investments	121,662	(245,169)
Capital Gain Distributions from Portfolio Companies	-	7,533
Net Change in Unrealized Appreciation on Investments	428,271	365,804
Net Increase in Net Assets Resulting from Operations	750,672	462,624

Distributions to Shareholders:
Net Investment Income	(163,428)	(333,927)
Total Distributions	(163,428)	(333,927)

Capital Share Transactions:
Proceeds from Sale of Shares	2,330,763	13,913,481
Shares Issued on Reinvestment of Dividends	156,753	321,416
Early Redemption Fees (Note 2)	169	1,377
Cost of Shares Redeemed	(1,317,220)	(1,523,316)
Net Increase from Capital Share Transactions	1,170,465	12,712,958

Net Assets:
Net Increase in Net Assets	1,757,709	12,841,655
Beginning of Period	12,841,655	-
End of Period (Including Accumulated Undistributed Net
Investment Income of $37,840 and $529, respectively)	$ 14,599,364	$ 12,841,655

Share Transactions:
Shares Sold	108,348	694,098
Shares Issued on Reinvestment of Dividends	7,309	15,740
Shares Redeemed	(60,930)	(74,400)
Net Increase in Shares	54,727	635,438
Outstanding at Beginning of Period	635,438	-
Outstanding at End of Period	690,165	635,438

* For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2018	Years Ended
		8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 12.71	$ 11.85	$ 11.34	$ 11.23	$ 9.48	$ 9.04

Income From Investment Operations:
Net Investment Income *	0.08	0.19	0.17	0.18	0.16	0.20
Net Gain on Securities (Realized and Unrealized)	0.48	0.94	0.50	0.10	1.84	0.49
Total from Investment Operations	0.56	1.13	0.67	0.28	2.00	0.69

Distributions:
Net Investment Income	(0.09)	(0.19)	(0.16)	(0.17)	(0.25)	(0.25)
Realized Gains	(0.21)	(0.08)	0.00	0.00	0.00	0.00
Total from Distributions	(0.30)	(0.27)	(0.16)	(0.17)	(0.25)	(0.25)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.97	$ 12.71	$ 11.85	$ 11.34	$ 11.23	$ 9.48

Total Return ***	4.43%(b)	9.69%	6.02%	2.50%	21.34%	7.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 35,769	$ 33,681	$29,526	$27,476	$20,751	$16,391
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.64%(a)	1.67%	1.73%	1.75%	1.91%	2.07%
Ratio of Net Investment Income to Average Net Assets	0.83%(a)	1.12%	0.99%	1.01%	0.79%	1.31%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.27%(a)	1.59%	1.52%	1.56%	1.50%	2.18%
Portfolio Turnover	9.27%(b)	17.91%	26.32%	31.82%	35.18%	77.01%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

 The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2018
		Years Ended
		8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 19.44	$ 19.71	$ 19.26	$ 20.07	$ 19.34	$ 20.58

Income (Loss) From Investment Operations:
Net Investment Income *	0.27	0.56	0.54	0.57	0.65	0.66
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.46)	(0.26)	0.43	(0.80)	0.83	(1.29)
Total from Investment Operations	(0.19)	0.30	0.97	(0.23)	1.48	(0.63)

Distributions:
Net Investment Income	(0.27)	(0.57)	(0.52)	(0.58)	(0.75)	(0.61)
Realized Gains	-	-	-	-	-	-
Total from Distributions	(0.27)	(0.57)	(0.52)	(0.58)	(0.75)	(0.61)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 18.98	$ 19.44	$ 19.71	$ 19.26	$ 20.07	$ 19.34

Total Return ***	(0.98)%(b)	1.54%	5.14%	(1.17)%	7.79%	(3.15)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,841	$12,343	$11,973	$ 9,874	$ 7,866	$ 6,354
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.68%(a)	1.65%	1.66%	1.72%	1.83%	1.96%
Ratio of Net Investment Income to Average Net Assets	2.07%(a)	2.35%	2.32%	2.35%	2.67%	2.49%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%(a)	1.11%	1.18%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	2.78%(a)	2.89%	2.79%	2.87%	3.30%	3.25%
Portfolio Turnover	12.15%(b)	21.32%	13.70%	17.33%	15.45%	18.32%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2018

		Years Ended
		8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 42.87	$ 38.47	$ 39.86	$ 42.77	$ 34.39	$ 29.47

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.09)	(0.19)	(0.15)	(0.24)	(0.14)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	5.11	4.59	0.74	(0.54)	9.82	4.93
Total from Investment Operations	5.02	4.40	0.59	(0.78)	9.68	4.92

Distributions:
Realized Gains	-	-	(1.98)	(2.13)	(1.30)	-
Total from Distributions	-	-	(1.98)	(2.13)	(1.30)	-

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 47.89	$ 42.87	$ 38.47	$ 39.86	$ 42.77	$ 34.39

Total Return ***	11.71%(b)	11.44%	1.31%	(1.98)%	28.53%	16.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,079	$14,342	$13,437	$13,238	$11,526	$ 7,243
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.79%(a)	1.85%	1.86%	1.90%	2.00%	2.22%
Ratio of Net Investment Loss to Average Net Assets	(0.85)%(a)	(0.92)%	(0.80)%	(1.00)%	(0.90)%	(0.82)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.33%(a)	1.40%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Loss to Average Net Assets	(0.39)%(a)	(0.48)%	(0.39)%	(0.55)%	(0.35)%	(0.05)%
Portfolio Turnover	17.04%(b)	74.01%	87.75%	88.25%	67.68%	195.28%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2018	Year Ended + 8/31/2017

Net Asset Value, at Beginning of Period	$ 20.21	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.30	0.63
Net Gain on Securities (Realized and Unrealized)	0.89	0.18
Total from Investment Operations	1.19	0.81

Distributions:
Net Investment Income	(0.25)	(0.60)
Total from Distributions	(0.25)	(0.60)

Proceeds from Redemption Fees **	-	-

Net Asset Value, at End of Period	$ 21.15	$ 20.21

Total Return ***	5.86%(b)	4.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,599	$ 12,842
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.90%(a)	1.98%
Ratio of Net Investment Income to Average Net Assets	1.92%(a)	2.10%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%(a)	0.98%
Ratio of Net Investment Income to Average Net Assets	2.85%(a)	3.09%
Portfolio Turnover	20.81%(b)	31.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2018 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of four funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”) and the Archer Dividend Growth Fund (the “Dividend Growth Fund”) (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on June 11, 2010.  The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to the shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (August 31, 2014 through August 31, 2016) or expected to be taken in the Funds’ August 31, 2017 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  Effective as of June 1, 2016 for the Balanced Fund, the Board of Trustees approved an increase in the redemption fee holding period to 90 days of purchase and an increase in the percentage of the redemption to 1.00%.  Investments made prior to June 1, 2016 were subject to the 30 day holding period at 0.50% in effect at the time of purchase.  The Income, Stock, and Dividend Growth Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 28, 2018, the Balanced Fund, Income Fund, Stock Fund, and Dividend Growth Fund collected $222, $105, $148, and $169 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, structured notes and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Restricted securities (corporate bonds). Restricted securities for which quotations are not readily available are valued at fair value, as determined by the board of trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded companies. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 or the fair value hierarchy.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2018:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3 (1)	Fair Value
Common Stocks *	$23,255,283	$ -	$ -	$ 23,255,283
Corporate Bonds *	-	7,094,889	103,813	7,198,702
Exchange Traded Note	892,530	-	-	892,530
Municipal Bonds	-	1,987,603	-	1,987,603
Real Estate Investment Trusts	445,860	-	-	445,860
Preferred Securities	280,180	-	-	280,180
Structured Notes	-	659,750	-	659,750
Short-Term Investment	741,029	-	-	741,029
	$25,614,882	$ 9,742,242	$ 103,813	$ 35,460,937

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2018:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3 (1)	Fair Value
Corporate Bonds *	$ -	$ 6,934,281	$ 51,907	$ 6,986,188
Exchange Traded Note	138,690	-	-	138,690
Municipal Bonds	-	3,332,732	-	3,332,732
Preferred Securities	154,150	-	-	154,150
Real Estate Investment Trusts	53,000	-	-	53,000
Structured Notes	-	816,947	-	816,947
Short-Term Investment	221,706	-	-	221,706
	$ 567,546	$11,083,960	$ 51,907	$11,703,413

(1) Denotes restricted security.

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2018:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 15,911,247	$ -	$ -	$ 15,911,247
Short-Term Investment	250,708	-	-	250,708
	$ 16,161,955	$ -	$ -	$ 16,161,955

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2018:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$12,150,546	$ -	$ -	$ 12,150,546
Real Estate Investment Trusts	2,250,519	-	-	2,250,519
Short-Term Investment	384,421	-	-	384,421
	$14,785,486	$ -	$ -	$ 14,785,486

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Stock Fund and the Dividend Growth Fund did not hold any Level 3 assets during the six months ended February 28, 2018; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced Fund Level 3	Income Fund Level 3
Balance as of 8/31/2017	$ 103,813	$ 51,907
Accrued Accretion/(Amortization)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Realized Gain/(Loss)	-	-
Purchases/Sales	-	-
Transfers In/(Out) of Level 3	-	-
Balance as of 2/28/2018	$ 103,813	$ 51,907

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of February 28, 2018:

	Fair Value at 2/28/2018	Valuation Technique	Unobservable Input	Range
Balanced Fund:
Corporate Bonds	$ 103,813	Similar Corporate Bonds on Schwab	Similar Maturity Bonds	102-105

Income Fund:
Corporate Bonds	$ 51,907	Similar Corporate Bonds on Schwab	Similar Maturity Bonds	102-105

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Balanced Fund
Cibolo Canyon CTFS, 3.00%, 8/20/20	7/1/2015	$ 104,862

Income Fund
Cibolo Canyon CTFS, 3.00%, 8/20/20	7/1/2015	$ 52,431

NOTE 4. DERIVATIVE TRANSACTIONS

As of February 28, 2018, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2018.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $ 659,750

Income Fund

    $ 816,947

Unrealized gains and losses on derivatives during the six months ended February 28, 2018, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Investments” as follows:

Balanced Fund

 ($29,699)

Income Fund   ($84,020)

There was no realized gain or loss on sales of Structured Notes for the six months ended February 28, 2018 for the Balanced and Income Funds.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund and the Dividend Growth Fund, of each Fund’s average daily net assets.  For the six months ended February 28, 2018, the Advisor earned fees of $130,489 for the Balanced Fund, $30,470 for the Income Fund, $57,577 for the Stock Fund, and $52,839 for the Dividend Growth Fund, before the waivers and reimbursements described below. At February 28, 2018, the Balanced Fund owed the Advisor $8,835, the

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Advisor owed the Income Fund $2,906, the Stock Fund owed the Advisor $1,787, and the Advisor owed the Dividend Growth Fund $1,863, in advisory fees.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2018, the Advisor earned administrative fees of $86,992 for the Balanced Fund, $30,470 for the Income Fund, $38,385 for the Stock Fund, and $35,226 for the Dividend Growth Fund. At February 28, 2018, the Balanced Fund owed the Advisor $13,657, the Advisor owed the Income Fund $4,539, the Stock Fund owed the Advisor $6,167, and the Dividend Growth Fund owed the Advisor $5,669 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2018, the Advisor waived fees and/or reimbursed expenses of $75,873.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2020 totaled $421,757.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2017 were as follows:

Subject to Repayment
Amount	by August 31,
$134,899	2018
$144,010	2019
$142,848	2020

Archer Income Fund

Prior to December 29, 2016, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses,

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.18% of the Income Fund’s average daily net assets; as of December 29, 2016, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that the above noted expenses do not exceed 1.08% of the Income Fund’s average daily net assets.  For the six months ended February 28, 2018, the Advisor waived fees and/or reimbursed expenses of $43,654.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.08% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2020 totaled $159,653.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2017 were as follows:

Subject to Repayment
Amount	by August 31,
$ 45,537	2018
$ 50,673	2019
$ 63,443	2020

Archer Stock Fund

Prior to December 29, 2016, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets; as of December 29, 2016, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that the above noted expenses do not exceed 1.38% of the Stock Fund’s average daily net assets.  For the six months ended February 28, 2018, the Advisor waived fees and/or reimbursed expenses of 35,196.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2020 totaled $169,880.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2017 were as follows:

Subject to Repayment
Amount	by August 31,
$ 57,648	2018
$ 52,759	2019
$ 59,473	2020

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2018, the Advisor waived fees and/or reimbursed expenses of $65,250.  Each waiver or reimbursement by the Advisor is subject to repayment by the Dividend Growth Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Dividend Growth Fund is able to make the repayment without exceeding the 0.98% expense limitation.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2017 were as follows:

Subject to Repayment
Amount	by August 31,
$107,662	2020

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

activated and the plan will not be activated through December 31, 2019 for the Balanced, Income, and Stock Funds. The Dividend Growth Fund has not adopted The Plan.

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Funds.  For the six months ended February 28, 2018, MSS earned fees of $69,794 from the Trust.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $5,334,149 and $3,110,256, respectively.

Archer Income Fund

For the six months ended February 28, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,989,974 and $1,410,447, respectively.

Archer Stock Fund

For the six months ended February 28, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,699,798 and $2,599,899, respectively.

Archer Dividend Growth Fund

For the six months ended February 28, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $4,417,870 and $2,850,111, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2018, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 43.14% of the voting securities of the Balanced Fund, approximately 41.52% of the voting securities of the Income Fund, approximately 54.93% of the voting securities of the Stock Fund, and approximately 58.32% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2017, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Unrealized Appreciation (Depreciation)	$ 5,617,629	$ (18,988)	$ 2,951,147	$ 365,804
Undistributed Ordinary Income/(Loss)	132,722	-	-	529
Deferral of Post-October Capital Loss	-	(68,969)	-	(237,636)
Deferral of Post-December Ordinary Loss	-	(285)	(36,303)	-
Undistributed long term capital gains	541,426	-	-	-
Capital loss carryforward expiring +:
Short term (no expiration)	-	(134,407)	(25,848)	-
Long term (no expiration)	-	(105,823)	-	-
Total Distributable Earnings	$ 6,291,777	$ (328,472)	$ 2,888,996	$ 128,697

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. The net unrealized appreciation and accumulated net realized gain figures reported in the statement of assets and liabilities due to the tax deferral of wash sales and book/tax treatment of short term capital gains on the Balanced Fund.  The capital loss carryforwards shown above differ from corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to post-October and post December capital loss deferrals on the Income and Stock Funds. The Balanced Fund utilized $111,371 of capital loss carryforwards in the current tax year.  The Stock Fund utilized $113,713 of short term capital loss carryforward in the current tax year. The Income Fund utilized $8,695 of short term capital loss carryforward in the current tax year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

As of February 28, 2018 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund

Gross unrealized appreciation on investment securities	$ 7,283,106	$ 70,362	$ 4,699,315	$ 1,490,460
Gross unrealized depreciation on investment securities	(619,128)	(388,566)	(244,358)	(696,385)
Net unrealized appreciation (depreciation)	$ 6,663,978	$ (318,204)	$ 4,454,957	$ 794,075

Tax cost of investments (including short-term investments)	$ 28,796,959	$ 12,021,617	$ 11,706,998	$ 13,991,411

The Funds paid the following distributions for the six months ended February 28, 2018 and year ended August 31, 2017, as applicable:

	Six Months and Period Ended	$ Amount	Tax Character

Balanced Fund	2/28/2018	$ 226,895	Ordinary Income
Balanced Fund	2/28/2018	$ 33,772	Short term capital gain
Balanced Fund	2/28/2018	$ 541,426	Long term capital gain

Income Fund	2/28/2018	$ 171,052	Ordinary Income

Dividend Growth Fund	2/28/2018	$ 163,428	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2017	$ 479,187	Ordinary Income
Balanced Fund	8/31/2017	$ 193,940	Long term capital gain

Income Fund	8/31/2017	$ 342,243	Ordinary Income

Stock Fund	8/31/2017	$ -	-

Dividend Growth Fund	8/31/2017	$ 333,927	Ordinary Income

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

NOTE 10.  SUBSEQUENT EVENTS

On March 28, 2018, the Balanced Fund paid shareholders of record at March 28, 2018, a net investment income distribution of $115,112, equivalent to $0.042058 per share; the Income Fund paid shareholders of record at March 28, 2018, a net investment income distribution of $31,544, equivalent to $0.050996 per share, and the Dividend Growth Fund paid shareholders of record at March 28, 2018, a net investment income distribution of $53,769, equivalent to $0.078451 per share.  Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

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EXPENSE ILLUSTRATION

FEBRUARY 28, 2018 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2017 through February 28, 2018.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,044.35	$6.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$990.15	$4.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.03	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,117.10	$6.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,058.56	$5.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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TRUSTEES AND OFFICERS

FEBRUARY 28, 2018 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (70) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (62) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (50) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (43) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (54) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present
Brandon Pokersnik (40) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (28) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

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ADDITIONAL INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

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ADDITIONAL INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

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ADDITIONAL INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

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ADDITIONAL INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President and Chief Executive Officer

Date May 24, 2018

By /s/Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Chief Financial Officer

Date May  24, 2018

* Print the name and title of each signing officer under his or her signature.